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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

033-53692              Stag Variable Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-93319              Stag Accumulator Variable Universal Life (Series I)
333-83057              Stag Protector Variable Universal Life (Series I)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009


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                         SUPPLEMENT TO YOUR PROSPECTUS

UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE FOLLOWING:

                                                         DISTRIBUTION
                                                            AND/OR                              ACQUIRED
                                                            SERVICE                             FUND FEES
                                        MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND                            FEE               FEES             EXPENSES          EXPENSES
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - -            0.450%              N/A              0.120%              N/A
 Class IA

                                                            CONTRACTUAL
                                          TOTAL             FEE WAIVER
                                          ANNUAL              AND/OR                   NEW TOTAL
                                        OPERATING             EXPENSE                  OPERATING
UNDERLYING FUND                          EXPENSES          REIMBURSEMENT                EXPENSES
----------------------------------  -----------------------------------------------------------------------
Putnam VT Money Market Fund - -            0.570%                N/A                0.570%  (i)(ii)(iii)(iv)
 Class IA

(i) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

(ii) Putnam Management has agreed to waive fees and reimburse expenses of the funds through December 31, 2009 to the extent necessary to ensure that the funds expenses do not exceed the simple average of the expenses for the funds Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the funds expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts: Putnam VT American Government Income Fund -- 0.20%; Putnam VT Capital Opportunities Fund -- 0.17%; Putnam VT Diversified Income Fund -- 0.12%; Putnam VT The George Putnam Fund of Boston -- 0.04%; Putnam VT Global Asset Allocation Fund -- 0.14%; Putnam VT Global Equity Fund -- 0.05%; Putnam VT Global Utilities Fund -- 0.01%; Putnam VT Growth Opportunities Fund -- 0.39%; Putnam VT High Yield Fund -- 0.10%; Putnam VT Income Fund -- 0.17%; Putnam VT International New Opportunities Fund -- 0.08%; Putnam VT Mid Cap Value Fund -- 0.09%; Putnam VT Money Market Fund -- 0.06%; Putnam VT Research Fund --0.07%

(iii) In order to further limit expenses, Putnam Management had agreed to waive fees and reimburse expenses of the funds through June 30, 2008 to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year VT Global Health Care Fund -- 0.03%; Putnam VT Money Market Fund -- 0.02%.

(iv) Other Expenses includes all costs (estimated to be 0.03%) associated with participation in the Treasury Temporary Guarantee Program for Money Market Funds

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7921